Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000038403
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Dreyfus Mid-Cap Growth Fund (Prospectus Summary) | Dreyfus Mid-Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRSDX
Dreyfus Mid-Cap Growth Fund (Prospectus Summary) | Dreyfus Mid-Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRSCX
Dreyfus Mid-Cap Growth Fund (Prospectus Summary) | Dreyfus Mid-Cap Growth Fund | Class F
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRSPX
Dreyfus Mid-Cap Growth Fund (Prospectus Summary) | Dreyfus Mid-Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRSRX